Group income statement - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit (loss) [abstract]
Revenue and other operating income	[1]	$ 36,467	$ 21,262	$ 71,011	$ 52,235
Share of profit (loss) of joint ventures accounted for using equity method		(57)	(567)	103	(589)
Share of profit (loss) of associates accounted for using equity method		856	(100)	1,457	(344)
Interest And Other Income1		82	107	164	247
Gain On Disposals, Property, Plant And Equipment And Disposal Of Investments In Subsidiaries, Joint Ventures And Associates		250	74	1,355	90
Revenue		37,598	20,776	74,090	51,639
Cost of inventories recognised as expense during period	[1]	21,241	8,364	36,897	28,565
Production And Manufacturing Expenses, Excluding Taxes		6,562	5,211	13,420	11,310
Tax expense other than income tax expense		295	124	548	327
Depreciation, depletion and amortization		3,631	3,937	6,998	7,996
Impairment loss (reversal of impairment loss) net of losses of sales of businesses and fixed assets recognised in profit or loss		(2,937)	11,770	(2,564)	12,919
Expense arising from exploration for and evaluation of mineral resources		107	9,674	206	9,876
Distribution and administrative expense		2,874	2,509	5,489	5,193
Profit (loss) from operating activities		5,825	(20,813)	13,096	(24,547)
Finance costs		682	783	1,405	1,566
Interest Income (Expense) Relating To Pensions And Other Post-Retirement Benefits		5	8	11	15
Profit (loss) before tax		5,138	(21,604)	11,680	(26,128)
Tax expense (income)		1,784	(4,082)	3,426	(4,221)
Profit (loss)		3,354	(17,522)	8,254	(21,907)
Attributable to
Profit (loss), attributable to owners of parent		3,116	(16,848)	7,783	(21,213)
Profit (loss), attributable to non-controlling interests		$ 238	$ (674)	$ 471	$ (694)
Ordinary shares [member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share		$ 0.1537	$ (0.8332)	$ 0.3836	$ (1.0502)
Diluted earnings (loss) per share		0.1530	(0.8332)	0.3816	(1.0502)
ADS [Member]
Profit (loss), attributable to bp shareholders
Basic earnings (loss) per share		0.92	(5.00)	2.30	(6.30)
Diluted earnings (loss) per share		$ 0.92	$ (5.00)	$ 2.29	$ (6.30)

[1]	2020 numbers have been restated as a result of changes to the net presentation of revenues and purchases relating to physically settled derivative contracts effective 1 January 2021. For more information see Note 1 Basis of preparation - Voluntary change in accounting policy.